BBH Partner Fund - International Equity

Portfolio of Investments
July 31, 2025 (unaudited)

Shares/ Units		Value
	Common Stock (93.0%)
	Australia (0.7%)
	Information Technology
219,626	WiseTech Global, Ltd.	$16,645,610

	Total Australia	16,645,610

	Canada (7.1%)
	Consumer Staples
535,157	Alimentation Couche-Tard, Inc.	27,829,478

	Financials
121,396	Brookfield Corp.	8,137,491

	Industrials
365,047	Canadian Pacific Kansas City, Ltd.	26,866,700

	Information Technology
12,836	Constellation Software, Inc.	44,317,413
211,736	Shopify, Inc. (Class A)[1]	25,876,257
		70,193,670
	Materials
246,300	Franco-Nevada Corp.	39,264,264

	Total Canada	172,291,603

	Denmark (3.7%)
	Health Care
147,099	Coloplast A/S (Class B)	13,397,197

	Industrials
176,303	DSV A/S	39,286,081
1,990,242	Vestas Wind Systems A/S	36,450,006
		75,736,087
	Total Denmark	89,133,284

	Finland (0.1%)
	Industrials
42,483	Kone Oyj (Class B)	2,613,685
	Total Finland	2,613,685

	France (14.1%)
	Consumer Discretionary

66,131	LVMH Moet Hennessy Louis Vuitton SE	35,613,606

	Consumer Staples
78,490	L'Oreal S.A.	34,830,377

BBH Partner Fund - International Equity

Portfolio of Investments (continued)

July 31, 2025 (unaudited)

Shares/ Units		Value
	Common Stock (continued)
	France (continued)
	Health Care
164,998	Sartorius Stedim Biotech.	$33,099,445

	Industrials
325,955	Cie de Saint-Gobain S.A.	37,237,412
178,536	Safran S.A.	58,885,766
162,248	Schneider Electric SE	42,402,365
261,322	Thales S.A.	70,148,355
		208,673,898
	Information Technology
44,540	Capgemini SE	6,645,797
752,576	Dassault Systemes SE	24,797,014
		31,442,811
	Total France	343,660,137

	Germany (5.9%)
	Consumer Discretionary
161,753	Adidas AG	31,058,020

	Health Care
583,292	Siemens Healthineers AG2	31,509,717

	Industrials
15,668	Rheinmetall AG	30,855,782

	Information Technology
174,405	SAP SE	50,002,854
	Total Germany	143,426,373

	India (3.0%)
	Financials
507,800	HDFC Bank, Ltd. ADR	38,983,806

	Information Technology
2,030,400	Infosys, Ltd. ADR	33,948,288
	Total India	72,932,094

	Ireland (7.2%)
	Health Care
159,776	ICON, Plc. ADR[1]	27,032,501

	Industrials
704,800	Ryanair Holdings, Plc. ADR	43,887,896

BBH Partner Fund - International Equity

Portfolio of Investments (continued)

July 31, 2025 (unaudited)

Shares/ Units		Value
	Common Stock (continued)
	Ireland (continued)
	Materials
702,459	CRH, Plc.	$67,049,712
836,816	Smurfit WestRock, Plc.	37,729,959
		104,779,671
	Total Ireland	175,700,068

	Japan (13.6%)
	Consumer Discretionary
1,761,638	Sony Group Corp.	42,685,242
2,832,900	Suzuki Motor Corp.	31,097,912
		73,783,154
	Health Care
735,300	Eisai Co., Ltd.	20,755,913
177,601	Hoya Corp.	22,475,687
		43,231,600
	Industrials
1,114,535	Komatsu, Ltd.	35,678,135
208,400	Recruit Holdings Co., Ltd.	12,379,642
		48,057,777
	Information Technology
478,683	Advantest Corp.	32,117,528
95,550	Keyence Corp.	34,588,617
885,885	Nomura Research Institute, Ltd.	35,143,245
1,794,870	Obic Co., Ltd.	64,396,178
		166,245,568
	Total Japan	331,318,099

	Jersey (1.5%)
	Industrials
710,425	Experian, Plc.	37,490,480
	Total Jersey	37,490,480

	Netherlands (5.9%)
	Communication Services
1,536,147	Universal Music Group NV	44,270,681

	Consumer Discretionary
341,111	Prosus NV1	19,545,679

	Financials
10,845	Adyen NV1,2	18,602,798

BBH Partner Fund - International Equity

Portfolio of Investments (continued)
July 31, 2025 (unaudited)

Shares/ Units		Value
	Common Stock (continued)
	Netherlands (continued)

	Information Technology
35,173	ASML Holding NV	$24,445,246
1,487,422	STMicroelectronics NV	37,894,834
		62,340,080
	Total Netherlands	144,759,238

	Norway (1.4%)
	Financials
1,371,633	DNB Bank ASA	34,857,024
	Total Norway	34,857,024

	South Korea (3.4%)
	Financials
449,581	KB Financial Group, Inc.	35,508,633

	Information Technology
944,609	Samsung Electronics Co., Ltd.	47,958,114
	Total South Korea	83,466,747

	Spain (1.4%)
	Communication Services
985,987	Cellnex Telecom S.A.[2]	34,650,382
	Total Spain	34,650,382

	Sweden (2.9%)
	Consumer Staples
971,499	Essity AB (Class B)	23,954,712

	Financials
1,427,429	Svenska Handelsbanken AB (Class A)	17,438,359

	Information Technology
2,607,339	Hexagon AB (Class B)	28,698,981
	Total Sweden	70,092,052

	Switzerland (3.9%)
	Consumer Discretionary
104,087	Cie Financiere Richemont S.A. (Class A)	16,937,302

	Health Care
509,077	Alcon AG	44,650,361

BBH Partner Fund - International Equity

Portfolio of Investments (continued)
July 31, 2025 (unaudited)

Shares/ Units		Value
	Common Stock (continued)
	Switzerland (continued)

	Materials
30,498	Amrize, Ltd.[1]	$1,541,608
30,498	Holcim AG1	2,417,918
121,294	Sika AG	28,603,911
		32,563,437
	Total Switzerland	94,151,100

	Taiwan (5.7%)
	Information Technology
155,414	MediaTek, Inc.	7,072,666
542,481	Taiwan Semiconductor Manufacturing Co., Ltd. ADR.	131,074,259
	Total Taiwan	138,146,925

	United Kingdom (10.5%)
	Consumer Discretionary.
599,562	Compass Group, Plc.	21,099,487

	Energy
1,038,952	Shell, Plc.	37,327,979

	Financials
536,293	London Stock Exchange Group, Plc.	65,499,902

	Industrials
3,487,625	BAE Systems, Plc.	83,119,431
978,543	Melrose Industries, Plc.	6,602,349
213,361	RELX, Plc.	11,073,255
6,336,707	Rentokil Initial, Plc.	31,532,781
		132,327,816
	Total United Kingdom	256,255,184

	United States (1.0%)
	Financials
16,713	S&P Global, Inc.	9,210,534

	Health Care
11,997	Mettler-Toledo International, Inc.[1]	14,800,459
	Total United States	24,010,993

	Total Common Stock
	(Cost $1,758,376,400)	2,265,601,078

BBH Partner Fund - International Equity

Portfolio of Investments (continued)
July 31, 2025 (unaudited)

Shares/
Units		Value

	Preferred Stocks (1.2%)
	Germany (1.2%)

	Consumer Discretionary
575,500	Dr Ing hc F Porsche AG (Class Preference)[2]	$29,359,984
	Total Germany	29,359,984

	Total Preferred Stocks (Cost $44,166,915)	29,359,984

	Registered Investment Companies (2.4%)
	United States (2.4%)
57,550,000	Morgan Stanley Institutional Liquidity Funds-Treasury Securities Portfolio, Institutional Share Class	57,550,000
	Total United States	57,550,000

	Total Registered Investment Companies (Cost $57,550,000)	57,550,000

	Warrants (0.0%)
	Canada (0.0%)

18,143	Constellation Software, Inc., expires 03/31/2040[1,3]	0
	Total Canada	0
	Total Warrants (Cost $0)	0

Total Investments (Cost $1,860,093,315)[4]	96.6%	$2,352,511,062
Cash and Other Assets in Excess of Liabilities	3.4%	83,550,817
Net Assets	100.0%	$2,436,061,879

[1]	Non-income producing security.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities owned at July 31, 2025 was $114,122,881 or 4.7% of net assets.
[3]	Security that used significant unobservable inputs to determine fair value.
[4]	The aggregate cost for federal income tax purposes is $1,860,093,315, the aggregate gross unrealized appreciation is $617,855,966 and the aggregate gross unrealized depreciation is $125,438,219, resulting in net unrealized appreciation of $492,417,747.

BBH Partner Fund – International Equity’s (the “Fund”) country diversification is based on the respective security's country of incorporation.

Abbreviation:

ADR − American Depositary Receipt.

BBH Partner Fund - International Equity

Portfolio of Investments (continued)
July 31, 2025 (unaudited)

Fair Value Measurements

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.
—	Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

BBH Partner Fund - International Equity

Portfolio of Investments (continued)
July 31, 2025 (unaudited)

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives and foreign equity securities whose values could be impacted by events occurring before the Fund’s pricing time, but after the close of the securities’ primary markets and are, therefore, fair valued according to procedures adopted by the Board of Trustees, which include applying international fair value factors provided by approved pricing vendors. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

BBH Partner Fund - International Equity

Portfolio of Investments (continued)
July 31, 2025 (unaudited)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2025:

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of July 31, 2025
Common Stock:
Australia	$–	$16,645,610	$–	$16,645,610
Canada	172,291,603	–	–	172,291,603
Denmark	–	89,133,284	–	89,133,284
Finland	–	2,613,685	–	2,613,685
France	–	343,660,137	–	343,660,137
Germany	–	143,426,373	–	143,426,373
India	72,932,094	–	–	72,932,094
Ireland	137,970,109	37,729,959	–	175,700,068
Japan	–	331,318,099	–	331,318,099
Jersey	–	37,490,480	–	37,490,480
Netherlands	–	144,759,238	–	144,759,238
Norway	–	34,857,024	–	34,857,024
South Korea	–	83,466,747	–	83,466,747
Spain	–	34,650,382	–	34,650,382
Sweden	–	70,092,052	–	70,092,052
Switzerland	–	94,151,100	–	94,151,100
Taiwan	131,074,259	7,072,666	–	138,146,925
United Kingdom	–	256,255,184	–	256,255,184
United States	24,010,993	–	–	24,010,993
Preferred Stocks:
Germany	–	29,359,984	–	29,359,984
Registered Investment
Companies:
United States	57,550,000	–	–	57,550,000
Warrants:
Canada	–	–	0	0
Total Investments, at value	$595,829,058	$1,756,682,004	$0	$2,352,511,062

BBH Partner Fund - International Equity

Portfolio of Investments (continued)
July 31, 2025 (unaudited)

Portfolio holdings are shown as of the date indicated. Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-575-1265 for a prospectus or visit www.bbhfunds.com. You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. Shares of the Fund are distributed by ALPS Distributors, Inc., located at 1290 Broadway, Suite 1000, Denver, CO 80203.